Consolidated Schedule of Investments (unaudited)	iShares® Gold Strategy ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Certificates of Deposit

Credit Agricole Corporate & Investment Bank SA, 5.36%, 08/09/23	$500	$499,987

Total Certificates of Deposit — 1.1%
(Cost: $499,998)		499,987

Commercial Paper

Amcor Finance USA Inc., 5.55%, 08/04/23	250	249,846
Amcor Flexibles North America Inc., 5.63%, 08/23/23	250	249,106
American Honda Finance Corp., 5.44%, 08/03/23	344	343,844
BASF SE, 5.47%, 09/25/23	500	495,782
BPCE SA, 5.35%, 09/01/23	500	497,634
E.ON SE, 5.58%, 09/11/23	450	447,098
Enbridge U.S. Inc., 5.66%, 08/25/23	500	498,053
Evergy Missouri West Inc., 5.47%, 08/08/23	450	449,454
Federation des Caisses Desjardins du Quebec
5.36%, 08/25/23	250	249,073
5.42%, 09/25/23	400	396,657
Fidelity National Information Services Inc., 5.47%, 08/16/23	250	249,393
Fiserv Inc., 5.50%, 08/21/23	250	249,235
GlaxoSmithKline LLC, 5.33%, 08/14/23	500	498,966
GTA Funding LLC, 5.37%, 08/17/23	500	498,736
John Deere Capital Corp., 5.34%, 09/28/23	460	456,013
LSEGA Financing PLC, 5.62%, 08/22/23	500	498,288
Mackinac Funding Co. LLC
5.51%, 09/19/23	1,010	1,002,331
5.56%, 10/16/23	350	345,884
Marriott International Inc., 5.55%, 08/28/23	600	597,442
Mercedes-Benz Finance North America LLC, 5.21%, 08/04/23	500	499,711
NextEra Energy Capital Holdings Inc.
5.62%, 08/16/23	250	249,377
5.68%, 08/28/23	500	497,818
NTT Finance Americas Inc., 5.49%, 09/21/23	400	396,853
Nutrien Financial U.S. LLC, 5.52%, 08/23/23	250	249,124
Nutrien Ltd., 5.58%, 09/20/23	350	347,257
Oesterreichische Kontrollbank AG, 5.38%, 10/12/23	500	494,600
Philip Morris International Inc., 5.40%, 09/05/23	500	497,313
Podium Funding Trust, 5.48%, 09/06/23	500	497,198
PSP Capital Inc., 5.32%, 08/16/23	500	498,820
Pure Grove Funding, 5.48%, 10/05/23	500	495,024
Reckitt Benckiser Treasury Services PLC, 5.58%, 08/30/23	460	457,872
RWE AG
5.90%, 08/01/23	400	399,934
5.91%, 08/04/23	250	249,836
Sheffield Receivables Co. LLC, 5.56%, 10/12/23	500	494,427
Spire Inc., 5.47%, 08/08/23	500	499,393
TELUS Corp.
5.53%, 08/28/23	430	428,174
5.66%, 09/25/23	250	247,820
	Par/
	Shares
Security	(000)	Value

Toyota Industries Commercial Finance Inc., 5.33%, 08/28/23	$250	$248,968
TransCanada PipeLines Ltd.
5.49%, 08/23/23	260	259,093
5.63%, 09/21/23	250	247,983
Walmart Inc., 5.30%, 08/21/23	450	448,612

Total Commercial Paper — 36.0%
(Cost: $16,908,870)		16,978,042

Grantor Trust

iShares Gold Trust (a)(b)	224	8,336,557

Total Grantor Trust — 17.7%
(Cost: $7,616,912)		8,336,557

U.S. Treasury Obligations(c)
U.S. Treasury Bill
5.23%, 08/01/23	2,000	2,000,000
5.33%, 08/03/23	1,000	999,708
5.33%, 08/08/23	1,000	998,982
5.35%, 09/05/23	2,000	1,989,811
5.37%, 08/29/23	1,000	995,908
5.37%, 08/31/23	3,000	2,986,860
5.37%, 09/07/23	1,000	994,590
5.37%, 09/12/23	1,000	993,878
5.37%, 10/03/23	1,000	990,839
5.38%, 09/21/23	750	744,415
5.39%, 09/14/23	500	496,781
5.41%, 10/17/23	1,000	988,739

Total U.S. Treasury Obligations — 32.2%
(Cost: $15,253,800)		15,180,511

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(a)(d)	3,530	3,530,000

Total Money Market Funds — 7.5%
(Cost: $3,530,000)		3,530,000

Total Investments — 94.5%
(Cost: $43,809,580)		44,525,097

Other Assets Less Liabilities — 5.5%		2,614,076

Net Assets — 100.0%		$47,139,173

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
July 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$350,000	$3,410,000	(a)	$(230,000)	$—	$—	$3,530,000	3,530	$138,624	$2
iShares Gold Trust	6,213,349	10,248,874		(9,796,752)	615,210	1,055,876	8,336,557	224	—	—
					$615,210	$1,055,876	$11,866,557		$138,624	$2

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Gold 100 OZ	179	12/27/23	$35,965	$194,747

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Certificates of Deposit	$—	$499,987	$—	$499,987
Commercial Paper	—	16,978,042	—	16,978,042
Grantor Trust	8,336,557	—	—	8,336,557
U.S. Treasury Obligations	—	15,180,511	—	15,180,511
Short-Term Securities
Money Market Funds	3,530,000	—	—	3,530,000
	$11,866,557	$32,658,540	$—	$44,525,097

Consolidated Schedule of Investments (unaudited) (continued)	iShares® Gold Strategy ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Commodity Contracts	$194,747	$—	$—	$194,747

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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